FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Liability related to stock options and warrants	$ 1,831	$ 630	$ 923	$ 60
Deferred shares		0		216
Total long-term liabilities	1,831	630	923	276
Fair Value, Inputs, Level 3 [Member]
Liability related to stock options and warrants	1,831	630	923	60
Deferred shares		0		216
Total long-term liabilities	$ (1,831)	$ (630)		$ 276